FAIR VALUE MEASUREMENTS - Changes in Fair Value of Private Placement Warrant (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value		$ 53,005,335
Change in fair value	$ 17,328,667	(23,699,501)
Fair value	53,005,335	29,305,834
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value		17,125,335
Fair value	17,125,335	9,468,334
Level 3 | Private Placement Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value		17,125,335
Change in fair value		(7,657,001)
Fair value	17,125,335	9,468,334
Level 3 | FPA Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value		10,654,540
Change in fair value		(7,494,372)
Gain on termination of FPA		(3,160,168)
Fair value	$ 10,654,540	$ 0